Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 11 — Subsequent Events

Management has evaluated subsequent events to determine if events or transactions occurring through the date the unaudited condensed financial statements were issued. There are no such events requiring potential adjustments to or disclosure in the unaudited condensed financial statements and the Company has concluded that all such events that would require recognition to or disclosure have been recognized or disclosed.

Effective as of May 11, 2022, the Company and PIPE Investors representing $110,806,000 of the original PIPE Investment entered into amendments with respect to such PIPE Investors’ Subscription Agreements (the “Amended Subscription Agreements”), whereby the termination rights described in the Subscription Agreements were amended to extend the term of each Amended Subscription Agreement by 60 days to July 29, 2022.

Effective as of May 14, 2022, the underwriters from the Initial Public Offering resigned and withdrew from their role in the Business Combination and thereby waived their entitlement to the deferred underwriting commissions in the amount of approximately $10.89 million.

On May 16, 2022, the Company entered into a non-interest bearing $1,000,000 promissory note with the Sponsor. The promissory note is payable by the Company on the earlier of (i) September 25, 2023 and (ii) the date the Company consummates a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination.

Note 11 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred up to the date financial statements were issued. Based upon this review, the Company determined that there have been no events that have occurred that would require adjustments to the disclosures in the financial statements.

(ii) that as of the Closing Date the Investor shall have performed, satisfied and complied in all material respects with all agreements, conditions and covenants required by this Subscription Agreement to have been performed, satisfied or complied with by it at or prior to the Closing.

“Original Members” means the Members of the Company as of immediately prior to the Effective Time (as defined in the Business Combination Agreement) of the Business Combination.

(iii)   to include any material information with respect to the plan of distribution not previously disclosed in this registration statement or any material change to such information in this registration statement.